Income Taxes (Reconciliation Of Effective Tax Rate, Percentage) (Details)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal tax benefit at the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	3.40%	5.80%
Expired net operating loss carryforwards	(0.80%)	(9.70%)
Other	(8.40%)	(2.90%)
Valuation allowance	(28.20%)	(27.20%)
Income tax benefit - effective rate	0.00%	0.00%